Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies
Schedule Of Future Minimum Lease Payments For Operating Leases

2012	$1,484
2013	$1,280
2014	$1,258
2015	$290
2016	$0